Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
KSM [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	$ 444,167		$ 296,509
Acquisitions			127,530
Expenditures	27,607	[1]	20,128
Balance	471,774		444,167
Courageous Lake [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	76,522		75,721
Acquisitions
Expenditures	654	[1]	801
Balance	77,176		76,522
Iskut [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	37,949		32,215
Acquisitions
Expenditures	3,830	[1]	5,734
Balance	41,779		37,949
Snowstorm [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	24,924		20,455
Acquisitions
Expenditures	6,547	[1]	4,469
Balance	31,471		24,924
3 Aces [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	7,113
Acquisitions			6,564
Expenditures	1,921	[1]	549
Balance	9,034		7,113
Grassy Mountain [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	771		771
Acquisitions
Expenditures		[1]
Balance	771		771
Total [Member]
Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests expenditures [Line Items]
Balance	591,446		425,671
Acquisitions			134,094
Expenditures	40,559	[1]	31,681
Balance	$ 632,005		$ 591,446

[1]	During the year ended December 31, 2021, the Company added an aggregate of $44.4 million of expenditures to the mineral interests. The total expenditure was reduced by a $3.9 million credit for reclassification of receivables, related to the BCMETC program, from mineral interests to long-term receivables (refer to note 8).